Borrowings (Details Text) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 31, 2016
Borrowings (Details Text)
Borrowings	R$ 0	R$ 205,204
Borrowings, interest rate	110.00%
Foreign currency | United States of America, Dollars
Borrowings (Details Text)
Borrowings			R$ 21,766	R$ 40,000
Equivalent to approximately R$
Borrowings (Details Text)
Borrowings			R$ 70,000	R$ 129,390